Shareholder Report, Average Annual Return (Details) 193137_Themes Transatlantic Defense ETF_TF_TSR Annual {TF}	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Themes Transatlantic Defense ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Themes Transatlantic Defense ETF NAV
Average Annual Return, Percent		55.70%
MSCI ACWI Net Total Return Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent	17.73%
Solactive Transatlantic Aerospace and Defense Index NTR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive Transatlantic Aerospace and Defense Index NTR
Average Annual Return, Percent	56.19%